Taxation (Details 2) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2012	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 City	Dec. 31, 2011 County town or town	Dec. 31, 2011 Others
Component of income tax expenses
Current tax expense			435,198	335,827	356,921
Deferred tax expense (benefit)		(6,743)	(42,442)	8,619	(43,060)
Income tax expenses		62,402	392,756	344,446	313,861
Reconciliation of the differences between the statutory income tax rate and the Company's effective income tax rate
Statutory income tax rate (as a percent)		25.00%	25.00%	25.00%	25.00%
Permanent differences (as a percent)		(0.10%)	(0.10%)	0.10%	0.20%
Effect due to loss of tax-exempt entities (as a percent)		1.40%	1.40%	2.10%	0.40%
Effect of lower tax rate applicable to Software Enterprises, Key software Enterprise and HNTEs (as a percent)		(15.50%)	(15.50%)	(12.90%)	(13.10%)
Change in valuation allowance (as a percent)		1.80%	1.80%	(0.90%)	2.10%
Income tax refund (as a percent)		(1.00%)	(1.00%)
Effect of changes in the tax status (as a percent)		(0.70%)	(0.70%)
Effective income tax rate (as a percent)		10.90%	10.90%	13.40%	14.60%
Net operating loss carryforwards
Loss expiring in 2012			22,663
Loss expiring in 2013			33,733
Loss expiring in 2014			46,233
Loss expiring in 2015			57,569
Loss expiring in 2016			178,583
Total			338,781
Business tax, cultural development fee and value added tax
Business tax rate, low end of range (as a percent)		3.00%	3.00%
Business tax rate, high end of range (as a percent)		5.00%	5.00%
Cultural development fee rate on advertising services revenue (as a percent)		3.00%	3.00%
Value added tax rate (as a percent)		17.00%	17.00%
Business tax rate (as a percent)		5.00%	5.00%
Value added tax rate changed from business tax rate (as a percent)	6.00%
Business tax and cultural development fee
Urban maintenance and construction tax rate (as a percent)		7.00%	7.00%			7.00%	5.00%	1.00%
Education surcharge rate (as a percent)		3.00%	3.00%
Education surcharge rate paid (as a percent)		3.00%	3.00%